Commitments and Contingencies (Details) - USD ($) $ in Thousands		9 Months Ended
	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2024
Commitments and Contingencies [Line Items]
Unconditional purchase commitment			$ 246
Shares of common stock in settlement amount	$ 8,434
Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares of common stock in settlement (in Shares)		1,233,108